Adoption of IFRS 15 - Reconciliation of Deficit (Details) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deficit	$ (4,811)	$ (4,938)	$ (5,438)
2017 as previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deficit			(6,466)
Increase (Decrease) Due to Application of IFRS 15, Timing of Revenue Recognition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deficit			777
Increase (Decrease) Due to Application of IFRS 15, Cost to Obtain a Contract
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deficit			$ 251